Net operating costs (excluding items disclosed separately) (Detail) - USD ($) $ in Millions			12 Months Ended
		Aug. 02, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials, consumables, repairs and maintenance			$ 12,115	$ 12,019	$ 12,477
Amortisation of intangible assets			138	124	159
Depreciation of property, plant and equipment			5,780	5,210	4,851
Employment costs			7,055	6,636	6,002
Shipping and other freight costs			2,942	2,781	3,146
Decrease in finished goods and work in progress			2,407	1,152	803
Royalties			2,938	3,135	2,994
Amounts charged by equity accounted units			875	1,163	1,429
Net foreign exchange gains			(193)	(47)	(42)
Gain on sale of the Cortez royalty			0	0	(432)
Gains recognised by Kitimat relating to LNG Canada's project			0	0	(116)
Provisions (including exchange differences on provisions)			398	1,491	1,006
Research and development			398	245	76
Other external costs			5,037	5,295	4,161
Costs included above capitalised or shown on a separate line item			(1,203)	(1,331)	(722)
Other operating income			(942)	(821)	(1,022)
Net operating costs (excluding items disclosed separately)			37,745	37,052	34,770
Sales of financial assets	[1]		677	1,220	892
Payments for short-term leases			217	269	465
Payments for variable lease components			46	40	50
Operating costs capitalised			923	1,007	485
Exploration and evaluation costs			220	247	190
Research and development costs within operating costs			60	77	47
Decarbonisation spend			306	234	138
Operating decarbonisation spend included in net operating costs (excluding items disclosed separately			$ 253	$ 182	$ 88
Cortez Royalty
Disclosure of attribution of expenses by nature to their function [line items]
Sales of financial assets		$ 525

[1]	In 2024, we received net proceeds of US$675 million (2023: US$1,157 million and 2022: US$352 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Refer to note 19 for details. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.